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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [_]  is a restatement.
                                    [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Arthur J. Gallagher & Co.
Address:          Two Pierce Place
                  Itasca, Illinois 60143

Form 13F File Number: 28-14530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:               April J. Hanes-Dowd
         Title:              Assistant Secretary
         Phone:              (630) 773-3800

Signature, Place, and Date of Signing:

 /s/ April J. Hanes-Dowd           Itasca, Illinois         September 8, 2011
----------------------------    -----------------------   ---------------------
      [Signature]                  [City, State]                 [Date]

Explanatory Note:

Due to an inadvertent administrative error, the Form 13F filed by this reporting manager on August 12, 2011 did not contain the General Motors Company holdings listed below.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total: $ 230,043
                                        (thousands)

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number                            Name

1      28-14533                           Gallagher Fiduciary Advisors, LLC

2      28-14532                           Gallagher Benefit Services, Inc.

COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                                                   SHRS
NAME OF ISSUER  TITLE OF               VALUE      OR PRN     SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                 CLASS       CUSIP    (x$1000)      AMT      PRN  CALL  DISCRETION   MANAGERS  SOLE  SHARED   NONE
General Motors
 Company          COM      37045V100    39671       1306685  SH          DEFINED        1, 2         1055329  251356

General Motors   W EXP
 Company        7/10/2016  37045V118    66104       2177350  SH          DEFINED        1, 2         1758571  418779

General Motors   W EXP
 Company        7/10/2019  37045V126   124268       3423350  SH          DEFINED        1, 2         2764881  658469